UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	09/30/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate U.S. Government Fund
September 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.3%	Rate (%)	Date	Amount ($)		Value ($)

U.S. Government Agencies--22.2%
Federal Farm Credit Banks,
Bonds	2.63	4/21/11	2,405,000		2,355,606
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	2,485,000		2,505,310
Federal Farm Credit Banks,
Bonds	4.63	11/19/10	1,195,000		1,197,813
Federal Home Loan Banks,
Bonds	3.63	10/18/13	2,105,000		2,049,687
Federal Home Loan Banks,
Bonds	4.25	6/14/13	1,040,000		1,046,144
Federal Home Loan Banks,
Bonds	4.88	12/13/13	6,710,000		6,902,926
Federal Home Loan Mortgage Corp.,
Notes	4.00	7/28/11	1,190,000	a	1,195,165
Federal National Mortgage
Association, Notes	2.88	10/12/10	820,000	a	816,649
Federal National Mortgage
Association, Notes	3.55	6/16/10	1,185,000	a	1,190,135
Federal National Mortgage
Association, Notes	3.88	12/10/09	2,735,000	a	2,761,026
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	725,000	a	722,796
Federal National Mortgage
Association, Bonds	6.00	5/15/11	3,150,000	a	3,364,821
					26,108,078
U.S. Government Agencies/Mortgage-Backed--18.7%
Federal Home Loan Mortgage Corp.:
3.36%, 9/1/33			253,499	a,b	253,530
4.28%, 1/1/34			285,156	a,b	288,941
4.36%, 1/1/17			441,780	a,b	442,022
4.36%, 1/1/21			133,946	a,b	134,581
4.71%, 6/1/34			626,589	a,b	633,918
5.23%, 6/1/32			38,564	a,b	39,036
5.50%, 10/1/08			37,540	a	37,798
5.75%, 2/1/30			4,393	a,b	4,417
6.50%, 1/1/11 - 7/1/17			613,436	a	635,700
7.00%, 2/1/11 - 6/1/25			1,037,334	a	1,092,916
7.50%, 10/1/10 - 9/1/28			400,455	a	433,607
8.00%, 12/1/11 - 2/1/30			449,675	a	483,551
8.50%, 2/1/10 - 4/1/20			47,018	a	49,135
9.50%, 11/1/08			2	a	3
9.75%, 11/1/08			12	a	12
Mulitclass Mortgage
Participation Ctfs.,
Ser. 2695, Cl. UA, 5.50%,

9/15/14	1,258,022	a	1,285,075
Mulitclass Mortgage
Participation Ctfs.,
Ser. 1627, Cl. PJ, 6.00%,
3/15/23	560,523	a	564,447
Mulitclass Mortgage
Participation Ctfs.,
Ser. 2123, Cl. PE, 6.00%,
12/15/27	29,307	a	29,378
Mulitclass Mortgage
Participation Ctfs.,
Ser. 1602, Cl. H, 6.50%,
10/15/23	557,938	a	559,800
Federal National Mortgage Association:
3.14%, 6/1/33	209,017	a,b	206,110
3.54%, 5/1/34	276,127	a,b	276,104
3.76%, 8/1/33	93,432	a,b	94,144
3.93%, 9/1/33	110,612	a,b	111,912
4.00%, 11/1/23	138,353	a	133,319
4.24%, 10/1/33	150,022	a,b	153,318
4.50%, 5/1/24	159,773	a	153,317
4.50%, 6/1/33	596,604	a,b	604,512
4.50%, 11/1/34	418,353	a,b	421,730
4.51%, 9/1/33	338,103	a,b	339,800
4.52%, 4/1/33	231,001	a,b	232,940
4.73%, 10/1/34	167,533	a,b	169,881
5.05%, 1/1/29	305,320	a,b	309,715
5.08%, 8/1/33	343,203	a,b	347,328
5.11%, 2/1/33	99,445	a,b	98,821
5.23%, 6/1/34	240,027	a,b	240,720
5.25%, 4/1/30	32,963	a,b	33,364
5.26%, 10/1/19	171,099	a,b	173,016
5.36%, 2/1/36	151,822	a,b	155,167
5.58%, 1/1/27	401,760	a,b	412,069
5.80%, 3/1/36	184,932	a,b	187,739
6.00%, 12/1/10	13,516	a	13,783
6.12%, 10/1/31	342,983	a,b	346,220
6.22%, 4/1/40	365,650	a,b	372,879
6.25%, 11/1/12	113,196	a	116,615
6.87%, 7/1/22	133,886	a	141,118
7.00%, 9/1/19 - 5/1/29	629,492	a	663,627
7.50%, 5/1/09 - 11/1/29	248,995	a	269,642
7.83%, 12/1/24	42,370	a,b	44,472
8.00%, 6/1/15 - 10/1/29	723,073	a	774,361
8.35%, 11/1/24	2,855	a,b	2,996
8.50%, 10/1/26	104,110	a	114,109
9.00%, 4/1/16 - 3/1/22	36,812	a	38,302
Principal Only,
Ser. 1993-253, Cl. H, 0.00%,
11/25/23	27,324	a	22,461
Ser. 1992-136, Cl. PK, 6.00%,
8/25/22	148,611	a	152,733

Ser. 1993-178, Cl. PK, 6.50%,
9/25/23	1,937,325 a	2,010,751
Ser. 1992-172, Cl. M, 7.00%,
9/25/22	32,305 a	34,093
Ser. 1993-149, Cl. M, 7.00%,
8/25/23	538,719 a	563,676
Ser. 1993-255, Cl. E, 7.10%,
12/25/23	1,192,392 a	1,287,104
Ser. 1988-15, Cl. A, 9.00%,
6/25/18	201,617 a	219,023
Government National Mortgage Association I:
5.50%, 12/15/08	2,759	2,765
6.00%, 8/15/31	37,187	37,892
6.50%, 3/15/09 - 7/15/24	357,066	368,914
7.00%, 6/15/13 - 11/15/26	76,345	80,632
7.50%, 4/15/23 - 6/15/24	28,370	30,635
7.68%, 1/15/22	142,061	154,436
8.00%, 7/15/28	7,769	8,528
8.50%, 2/15/20	2,222	2,453
9.00%, 3/15/17 - 4/15/18	51,717	56,808
9.50%, 5/15/19	1,120	1,249
Government National Mortgage Association II:
4.50%, 5/20/20 - 1/20/34	1,281,703	1,224,303
5.13%, 10/20/22	20,104 b	20,338
5.38%, 2/20/24	152,690 b	154,008
5.63%, 8/20/30	218,922 b	221,504
6.00%, 9/20/14	42,657	44,026
6.50%, 10/20/33	291,635	299,419
7.50%, 11/20/15 - 9/20/25	143,358	152,699
8.50%, 12/20/26	34,692	38,143
		21,909,610
U.S. Government Securities--57.4%
U.S. Treasury Bonds;
7.25%, 5/15/16	2,800,000	3,466,971
U.S. Treasury Inflation Protected Securities:
Notes, 1.38%, 7/15/18	35,695 c	32,982
Notes, 2.38%, 1/15/17	3,347,989 c	3,377,287
U.S. Treasury Notes:
3.50%, 2/15/18	4,560,000	4,473,077
3.88%, 5/15/18	635,000	639,366
4.00%, 11/15/12	8,700,000	9,143,839
4.13%, 8/15/10	8,470,000	8,818,727
4.25%, 1/15/11	11,720,000	12,335,312
4.25%, 8/15/13	3,970,000	4,215,334
4.25%, 11/15/13	5,750,000	6,115,666
4.25%, 8/15/15	1,080,000	1,142,016
4.63%, 8/31/11	5,605,000	5,980,714
5.00%, 8/15/11	3,195,000	3,450,101
5.13%, 5/15/16	3,820,000	4,204,986
		67,396,378
Total Bonds and Notes
(cost $114,890,441)		115,414,066

Other Investment--.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $952,000)	952,000 [d]	952,000

Total Investments (cost $115,842,441)	99.1%	116,366,066
Cash and Receivables (Net)	.9%	1,070,862
Net Assets	100.0%	117,436,928

a	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
b	Variable rate security--interest rate subject to periodic change.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $115,842,441.

Net unrealized appreciation on investments was $523,625 of which $1,327,553 related to appreciated investment securities and $803,928 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	952,000		0

Level 2 - Other Significant Observable Inputs	115,414,066		0

Level 3 - Significant Unobservable Inputs	0		0

Total	116,366,066		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
September 30, 2008 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Consumer Discretionary--9.4%
Adidas, ADR	23,200	615,424
Bridgestone, ADR	22,000	812,321
British Sky Broadcasting Group,
ADR	20,300	602,910
Bulgari, ADR	13,775 a	485,662
Casio Computer, ADR	5,900	545,735
Compass Group, ADR	123,600	757,866
Dailmer	40,800	2,060,400
Denso, ADR	6,750	645,976
Electrolux, ADR	39,050	893,261
Fiat, ADR	48,300	635,705
Honda Motor, ADR	77,600	2,336,536
Husqvarna, ADR	51,600	758,525
Intercontinental Hotels Group, ADR	38,270	473,400
Kingfisher, ADR	111,626	524,073
Ladbrokes, ADR	140,611	467,419
Loxottica Group, ADR	25,500	586,245
LVMH Moet Hennessy Louis Vuitton,
ADR	39,500	686,758
Marks & Spencer Group, ADR	45,750	328,631
Marui Group, ADR	32,500	477,558
Mediaset, ADR	41,200	776,492
Nissan Motor, ADR	64,500	876,555
Panasonic, ADR	82,000 b	1,421,060
Pearson, ADR	40,800	444,720
Peugeot, ADR	17,400	644,508
Publicis Groupe, ADR	33,400	1,036,362
Reed Elsevier, ADR	20,018	803,523
Sega Sammy Holdings, ADR	160,000	355,680
Sharp, ADR	63,000	668,184
Sodexo, ADR	29,100	1,700,415
Sony, ADR	42,400	1,308,888
TABCORP Holdings, ADR	10,340	659,020
Television Broadcasts, ADR	68,000	572,771
Thomson Reuters, ADR	1,472	199,795
Toyota Motor, ADR	56,650	4,860,570
Valeo, ADR	50,000	746,220
Volkswagen, ADR	35,000	2,739,352
Wolters Kluwer, ADR	28,900	577,861
WPP Group, ADR	9,640	392,348
Zon Multimedia Servicos de
Telecomunicacoes e Multimedia,
ADR	5,535 a	40,351
		35,519,080
Consumer Staples--9.8%
Aeon, ADR	54,000	535,599
Ajinomoto, ADR	8,100	762,200
British American Tobacco, ADR	34,550	2,142,100
Cadbury, ADR	17,218	704,905
Coca Cola Hellenic Bottling, ADR	18,850	419,225
Coca-Cola Amatil, ADR	117,400	1,527,984
Delhaize Group, ADR	20,500	1,195,150

Diageo, ADR	29,795	2,051,684
Foster's Group, ADR	170,100	740,649
Groupe Danone, ADR	112,500	1,580,231
Heineken, ADR	21,050	419,051
Henkel & Co., ADR	26,700	971,359
Imperial Tobacco Group, ADR	20,700	1,326,057
J. Sainsbury, ADR	15,475	383,958
Kao, ADR	3,700	984,552
Kirin Holdings, ADR	61,000	791,194
Koninklijke Ahold, ADR	49,680	567,127
L'Oreal, ADR	145,000	2,820,888
Nestle, ADR	159,070	6,838,053
Sabmiller, ADR	50,200	971,736
Shiseido, ADR	33,000	728,914
Tate & Lyle, ADR	18,150	493,032
Tesco, ADR	105,468	2,185,951
Toyo Suisan Kaisha, ADR	4,600	1,152,546
Unilever (NY Shares)	66,200	1,864,192
Unilever, ADR	61,020	1,660,354
Yamazaki Baking, ADR	10,500	1,255,074
		37,073,765
Energy--8.2%
BG Group, ADR	27,800	2,509,795
BP, ADR	121,746	6,107,996
ENI, ADR	56,342	2,983,309
Repsol YPF, ADR	44,100	1,308,006
Royal Dutch Shell, ADR	55,688	3,179,228
Royal Dutch Shell, Cl. A, ADR	73,827	4,356,531
Santos, ADR	20,975	1,338,625
StatoilHydro, ADR	68,005	1,618,519
Technip, ADR	11,800	652,554
Total, ADR	90,124	5,468,724
Woodside Petroleum, ADR	28,805	1,158,791
		30,682,078
Financial--22.2%
Aegon (NY Shares)	80,900	710,302
Aiful, ADR	164,000	308,189
Allied Irish Banks, ADR	20,050	329,622
Alpha Bank, ADR	121,900	650,666
Australian & New Zealand Banking
Group, ADR	101,400	1,499,706
Banco Bilbao Vizcaya Argentaria,
ADR	170,400	2,755,368
Banco Santander, ADR	340,200	5,109,804
Bank of Yokohama, ADR	15,200	718,731
Barclays, ADR	98,550	2,434,185
BNP Paribas, ADR	78,800	3,657,084
British Land, ADR	57,600	764,364
Capitaland, ADR	108,500	464,445
Cheung Hong Kong Holdings, ADR	76,000	844,246
City Developments, ADR	106,000	651,699
Commerzbank, ADR	43,300	657,480
Commonwealth Bank of Australia,
ADR	27,100 a	2,733,192
Credit Suisse Group, ADR	50,900	2,457,452
Daiwa House Industry, ADR	5,300	493,232
Daiwa Securities Group, ADR	9,900	688,193
Danske Bank, ADR	61,600	723,350
Deutsche Bank	26,023	1,894,214

DNB Norway, ADR	4,400 a	330,430
Erste Group Bank, ADR	32,000	774,243
Fortis, ADR	150,300	907,812
Governor & Co of the Bank of
Ireland, ADR	17,250	391,230
Hang Seng Bank, ADR	50,400	936,679
HBOS, ADR	213,800	466,447
HSBC Holdings, ADR	96,780	7,822,727
Hypo Real Estate Holdings, ADR	33,300	187,569
Hysan Development, ADR	145,000	746,257
Intesa Sanpaolo, ADR	227,098	7,359,179
Lend Lease, ADR	205,200	1,485,894
Lloyds TSB Group, ADR	73,525	1,230,073
Mitsubishi Estate, ADR	6,200	1,173,833
Mitsubishi Financial Group, ADR	390,868	3,416,186
Mizuho Financial Group, ADR	500,000	4,360,000
National Australia Bank, ADR	117,600	2,250,429
National Bank of Greece, ADR	138,320	1,141,140
Nomura Holdings, ADR	98,000	1,281,840
Orix, ADR	12,000	747,720
Promise, ADR	64,000	607,354
Shinsei Bank, ADR	113,000	664,169
Shizuoka Bank, ADR	8,400	807,046
Sino Land, ADR	46,000	251,790
Societe Generale, ADR	119,445	2,080,457
Sumitomo Mitsui Financial Group,
ADR	315,000	1,869,273
Sumitomo Trust & Banking, ADR	121,000	763,619
Sun Hung Kai Properties, ADR	81,000	817,889
Suruga Bank, ADR	7,100	799,849
Swire Pacific, ADR	76,000	659,733
Tokyu Land, ADR	12,700	453,379
UBS	163,184 b	2,862,247
United Overseas Bank, ADR	42,000	987,059
WestPac Banking, ADR	23,520	2,175,365
		83,354,441
Health Care--8.4%
AstraZeneca, ADR	65,469	2,872,780
Bayer, ADR	35,100	2,559,825
Cie Generale d'Opitique Essilor
International, ADR	34,000	838,396
Eisai, ADR	39,000	1,502,471
Elan, ADR	25,400 b	271,018
Fresenius Medical Care, ADR	20,300	1,054,382
GlaxoSmithKline, ADR	113,351	4,926,234
Novartis, ADR	99,860	5,276,602
Novo Nordisk, ADR	28,800	1,474,560
Olympus, ADR	73,000	2,083,457
Roche Holding, ADR	63,120	4,911,677
Sanofi-Aventis, ADR	97,000	3,188,390
Smith & Nephew, ADR	12,300	653,007
		31,612,799
Industrial--11.2%
ABB, ADR	121,700	2,360,980
Air France, ADR	43,600	998,876
All Nippon Airways, ADR	160,000	1,130,320
Amada, ADR	24,500	523,394
Asahi Glass, ADR	83,000	716,132
Atlas Copco, Cl. A, ADR	110,400	1,227,063

Atlas Copco, Cl. B, ADR	77,500	764,135
Bae Systems, ADR	43,425	1,275,588
British Airways, ADR	16,520	495,280
Dai Nippon Printing, ADR	53,000	708,398
Deutsche Lufthansa, ADR	61,800	1,206,626
European Aeronautic Defence and
Space, ADR	46,900	790,537
Experian, ADR	83,670	548,080
Hutchison Whampoa, ADR	18,200	689,150
Invensys, ADR	144,010 b	526,846
Itochu, ADR	11,200	656,186
Japan Airlines, ADR	160,200 b	1,629,683
Kajima, ADR	18,000	530,683
Kawasaki Heavy Industrials, ADR	54,000	443,534
Keppel, ADR	69,000	757,710
Komatsu, ADR	13,250	836,198
Koninklijke Philips Electronics
(NY Shares)	46,000	1,253,500
Kubota, ADR	20,800	653,120
Marubeni, ADR	6,700	295,351
Metso, ADR	24,300	582,651
Mitsubishi Electric, ADR	12,400	807,084
Mitsubishi, ADR	35,000	1,420,902
Mitsui & Co., ADR	3,500	858,375
MTR, ADR	19,800	577,602
Neptune Orient Lines, ADR	83,750	419,420
Nippon Yusen Kabus, ADR	95,500	1,201,791
NSK, ADR	9,400	526,821
Orkla, ADR	38,100	340,896
Panasonic Electric Works, ADR	7,600 b	658,598
Rentokil Initial, ADR	54,500	335,142
Rolls-Royce Group, ADR	21,960	658,569
Ryanair Holdings, ADR	11,600 b	260,188
Sandvik, ADR	76,900	794,062
Secom, ADR	8,500	696,557
Siemens, ADR	37,242	3,496,651
SKF, ADR	71,100	887,122
Sumitomo Electric Industries, ADR	6,800	725,701
Sumitomo, ADR	62,000	561,218
Taisei, ADR	24,400	625,140
TNT, ADR	25,700	703,941
Tomkins, ADR	40,425	447,505
Toppan Printing, ADR	18,600	716,563
Toto, ADR	4,600	333,198
Vestas Wind Systems, ADR b	30,300	886,275
Volvo, ADR	114,700	1,011,654
Weinerberger, ADR	52,500	279,935
Wolseley, ADR	42,100	312,731
		42,143,662
Information Technology--5.1%
Advantest, ADR	18,500	394,975
Alcatel-Lucent, ADR	110,400 b	423,936
Alps Electric, ADR	43,500	666,237
Canon, ADR	41,500	1,566,625
Computershare, ADR	108,800	798,135
Dassault Systemes, ADR	14,500	781,840
Fujifilm Holdings, ADR	29,000	753,420
Fujitsu, ADR	26,000	713,890
Hitachi, ADR	14,300	992,277

Infineon Technologies, ADR	51,900 b	290,121
Kyocera, ADR	10,200	776,832
NEC, ADR	110,000	455,080
Nidec, ADR	43,600	664,900
Nintendo, ADR	31,200	1,594,311
Nokia, ADR	163,800	3,054,870
Omron, ADR	34,000	515,613
Ricoh, ADR	9,400	620,400
Sage Group, ADR	18,825	262,127
SAP, ADR	34,180	1,826,237
TDK, ADR	11,000	544,170
Telefonaktiebolaget LM Ericsson,
ADR	109,200	1,029,756
Trend Micro, ADR	17,000	632,505
		19,358,257
Insurance--4.2%
Allianz, ADR	209,000	2,865,390
AXA, ADR	87,600	2,861,016
Friends of Provident, ADR	46,860	785,969
ING Groep, ADR	86,100	1,842,540
Legal & General Group, ADR	96,400	859,136
Mitsui Sumitoto Insurance Group
Holdings, ADR	56,400	927,030
Prudential, ADR	71,650	1,318,360
Swiss Reinsurance, ADR	21,134	1,144,110
Tokio Marine Holdings, ADR	37,514	1,321,551
Zurich Financial Services, ADR	73,500	2,005,889
		15,930,991
Materials--8.8%
Air Liquide, ADR	47,414	1,031,169
Akzo Nobel, ADR	11,900	561,887
Alumina, ADR	48,575	490,608
Amcor, ADR	41,200	701,970
Anglo American, ADR	104,716	1,751,899
ArcelorMittal	33,224	1,640,601
Asahi Kasei, ADR	14,600	603,720
BASF, ADR	44,400	2,131,067
BHP Billiton, ADR	49,500	2,272,545
BHP Billiton, ADR	67,799	3,524,870
Boral, ADR	37,450	723,152
CRH, ADR	19,300	411,476
Intalcementi, ADR	28,500	347,882
James Hardie Industries, ADR	33,700	703,319
Johnson Matthey, ADR	14,800	738,520
Kobe Steel, ADR	67,000	653,183
Koninklijke DSM, ADR	16,000	187,408
Lafarge, ADR	34,424	892,005
Newcrest Mining, ADR	33,647	757,058
Nippon Steel, ADR	27,300	995,159
Nisshin Steel, ADR	12,350	465,313
Nitto Denko, ADR	2,000	496,397
Norsk Hydro, ADR	43,500	285,103
Novozymes, ADR	5,700	498,983
Oji Paper, ADR	13,800	685,028
Rexam, ADR	19,960	699,097
Rio Tinto, ADR	9,525	2,376,488
Solvay, ADR	6,400	775,818
Stora Enso, ADR	70,100	672,525
Sumitomo Metal Industries, ADR	22,400	668,846

Svenska Cellulosa, ADR	62,700	649,685
Syngenta, ADR	24,250	1,026,260
Taiheiyo Cement, ADR	24,800	352,733
Teijin, ADR	21,000	617,152
Toray Industries, ADR	17,000	779,824
UPM-Kymmene, ADR	43,400	666,923
Yara International, ADR	7,000	240,346
		33,076,019
Telecommunications--5.9%
BT Group, ADR	36,160	1,049,002
Deutsche Telekom, ADR	107,500	1,637,225
France Telecom, ADR	72,000	2,016,720
Hellenic Telecommunications
Organization, ADR	36,600	329,400
Koninklijke KPN, ADR	67,800	970,638
Nippon Telegraph & Telephone, ADR	57,400	1,292,074
NTT Docomo, ADR	84,600	1,345,140
Portugal Telecommucations	26,300	265,104
Singapore Telecommunications, ADR	32,935	748,678
Swisscom, ADR	24,300	718,434
Telecom Corp New Zealand, ADR	33,973	312,212
Telecom Italia, ADR	45,210	513,134
Telecom Italia, ADR	50,859	758,816
Telefonica, ADR	59,975	4,287,613
Telekom Austria, ADR	6,850	238,430
Telenor, ADR	12,400	451,763
Telstra, ADR	49,100	809,458
Vodaphone Group, ADR	204,923	4,528,798
		22,272,639
Utilities--6.3%
Centrica, ADR	24,138	1,350,968
CLP Holdings, ADR	167,000	1,341,060
E.ON, ADR	87,927	4,433,895
Energias de Portugal, ADR	19,220	793,454
GDF Suez, ADR	68,249 b	3,506,946
Hong Kong & China Gas, ADR	283,800	641,842
Iberdrola, ADR	64,150	2,573,499
International Power, ADR	11,920	768,597
National Grid, ADR	27,928	1,793,536
RWE, ADR	24,200	2,309,796
Scottish & Southern Energy, ADR	53,700	1,365,881
United Utilities Group, ADR	29,865	739,932
Veolia Environment, ADR	28,500	1,176,481
Verbund-Oesterreichische
Elektrizitaetswirtscafts, ADR	65,500	793,998
		23,589,885

Total Investments (cost $402,467,649)	99.5%	374,613,616
Cash and Receivables (Net)	.5%	1,850,875
Net Assets	100.0%	376,464,491

ADR - American Depository Receipts

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $3,589,635 or 1% of net assets.
b	Non-income producing security.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $402,467,649.

Net unrealized depreciation on investments was $27,854,033 of which $43,444,393 related to appreciated investment securities and $71,298,426 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	181,043,249		0

Level 2 - Other Significant Observable Inputs	193,570,367		0

Level 3 - Significant Unobservable Inputs	0		0

Total	374,613,616		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax Exempt Bond Fund
September 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--94.7%	Rate (%)	Date	Amount ($)	Value ($)

Arizona--.3%
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/32	500,000	361,400
New York--90.1%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000	967,100
Katonah-Lewisboro Union Free
School District, GO (Insured;
FGIC)	5.00	9/15/15	1,000,000	1,069,160
Long Island Power Authority,
Electric System General Revenue	5.25	6/1/14	2,000,000	2,119,020
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA, Inc.)	4.00	5/1/12	850,000	860,582
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA, Inc.)	5.00	12/1/18	1,000,000	1,017,040
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FGIC)	5.25	11/15/15	2,000,000	2,069,400
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000 a	916,940
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,000,000	1,025,380
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/16	1,500,000	1,539,510
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/17	1,500,000	1,524,375
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; MBIA, Inc.)	5.00	11/15/16	1,000,000	1,050,350
Nassau County,
GO (Insured; FSA)	5.00	7/1/22	1,000,000	981,890
New York City	5.00	8/1/14	465,000	470,222
New York City	5.00	8/1/18	1,000,000	1,009,030
New York City	5.13	12/1/22	1,000,000	973,990
New York City
(Insured; FSA)	5.00	4/1/18	1,000,000	1,029,050
New York City Municipal Water

Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000	2,516,250
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.38	2/1/13	1,000,000	1,050,670
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.38	2/15/14	1,000,000	1,046,050
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	11/15/17	1,755,000	1,844,365
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; MBIA, Inc.)	4.75	11/15/15	500,000	505,485
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	1,000,000	939,590
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,850,000	1,776,185
New York Local Government
Assistance Corporation, Revenue	5.00	4/1/18	2,500,000	2,599,150
New York Local Government
Assistance Corporation,
Subordianate Lien Revenue
(Insured; FSA)	5.00	4/1/13	2,000,000	2,129,560
New York State,
GO	5.00	4/15/14	1,000,000	1,054,600
New York State,
GO	5.25	3/15/15	2,750,000	2,862,832
New York State,
GO	5.00	3/1/19	1,000,000	1,024,260
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System)	5.00	7/1/19	1,000,000	1,011,130
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.75	7/1/18	2,370,000	2,565,406
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.38	5/15/13	1,000,000 b	1,087,220
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue)	5.00	7/1/18	1,000,000	1,019,430
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/12	1,000,000	1,064,950
New York State Dormitory

Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000	1,558,485
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/38	500,000	483,435
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; FGIC)	5.00	7/1/18	405,000	405,231
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/11	1,000,000	1,045,950
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA, Inc.)	5.00	7/1/20	3,250,000	3,251,105
New York State Dormitory
Authority, Revenue (New York
University) (Insured; AMBAC)	5.50	7/1/09	1,500,000	1,535,340
New York State Dormitory
Authority, Revenue (New York
University) (Insured; FGIC)	5.00	7/1/21	1,500,000	1,505,085
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.00	7/1/13	500,000	511,010
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; CMAC)	5.25	5/15/15	500,000	527,815
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA,
Inc.)	5.88	5/15/11	1,500,000	1,609,275
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA,
Inc.)	5.00	5/15/15	800,000	808,688
New York State Dormitory
Authority, Revenue (The New
York Public Library) (Insured;
MBIA, Inc.)	0.00	7/1/10	600,000 a	570,126
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges) (Insured;
AMBAC)	5.00	7/1/14	1,105,000	1,129,332
New York State Dormitory
Authority, Revenue (Vassar
College)	5.00	7/1/15	675,000	717,019
New York State Dormitory
Authority, Secured HR (The

Bronx-Lebanon Hospital Center)	4.00	8/15/14	1,000,000	1,003,600
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/16	1,000,000	1,040,920
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	1,500,000	1,553,295
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/12	390,000	394,602
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/14	1,500,000	1,618,890
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.38	6/15/15	1,000,000	1,047,140
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/17	1,000,000	1,030,170
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/19	775,000	796,832
New York State Environmental
Facilities Corporation, State
Water Pollution Control
Revolving Fund Revenue	7.20	3/15/11	5,000	5,018
New York State Environmental
Facilities Corporation, State
Water Pollution Control
Revolving Fund Revenue (New
York City Municipal Water
Finance Authority Project)	7.00	6/15/12	150,000	150,480
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue

(Collateralized; SONYMA)	6.38	11/15/20	440,000	440,981
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.10	10/1/17	1,000,000	1,011,010
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.38	10/1/17	1,000,000	996,470
New York State Power Authority,
Revenue	5.00	11/15/12	2,500,000 b	2,679,000
New York State Power Authority,
Revenue	5.25	11/15/12	1,450,000 b	1,567,740
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/20	1,000,000	1,009,490
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/19	1,000,000	1,019,270
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; MBIA, Inc.)	5.25	10/1/11	1,000,000 b	1,067,560
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.50	4/1/14	1,000,000	1,051,680
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000	1,923,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; FSA)	4.75	4/1/13	1,000,000 b	1,062,150
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/16	1,855,000	1,858,265
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)	5.38	3/15/12	990,000 b	1,062,666
Onondaga County,
GO	5.00	5/1/12	350,000 b	372,823
Onondaga County,
GO	5.00	5/1/17	1,150,000	1,177,600
Orange County,
GO	5.00	7/15/19	1,000,000	1,023,800
Orange County,
GO	5.00	7/15/20	1,000,000	1,013,950
Port Authority of New York and New
Jersey (Consolidated Bonds,
125th Series) (Insured; FSA)	5.00	10/15/19	2,000,000	2,036,740
Port Authority of New York and New
Jersey (Consolidated Bonds,
128th Series) (Insured; FSA)	5.00	11/1/18	1,000,000	1,027,390
Port Authority of New York and New
Jersey (Consolidated Bonds,
140th Series) (Insured; FSA)	5.00	12/1/19	1,000,000	1,022,530

Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/21	1,000,000	994,230
Rockland County,
GO (Various Purpose)	5.00	10/1/15	500,000	519,320
Suffolk,
Public Improvement GO
(Insured; FGIC)	5.00	10/1/13	750,000	786,180
Suffolk County Water Authority,
Water System Revenue (Insured;
MBIA, Inc.)	4.00	6/1/14	1,000,000	1,015,020
Tobacco Settlement Financing
Corporation, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.00	6/1/12	2,000,000	2,089,180
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	6.00	1/1/12	1,000,000	1,054,710
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	1/1/16	1,000,000	1,036,160
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	1/1/22	1,000,000 b	1,042,180
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/15	1,000,000	1,078,070
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/16	2,000,000	2,075,920
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/17	775,000	792,786
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000	2,028,260
Westchester County,
GO	4.00	11/15/15	1,000,000	1,012,440
Westchester County Health Care
Corporation, Subordinate Lien
Revenue	5.13	11/1/15	1,100,000	1,133,572
U.S. Related--4.3%
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	1,000,000	1,035,800
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	6.00	7/1/11	1,000,000	1,046,730
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.25	7/1/12	1,000,000 b	1,067,700
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico

Housing Administration
Projects)	5.00	12/1/13	740,000 b	787,893
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/13	730,000 b	777,246
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000	261,217
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000	269,409
Total Long-Term Municipal Investments
(cost $116,522,672)				115,709,453
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.9%	Rate (%)	Date	Amount ($)	Value ($)

New York;
New York City,
GO (LOC; KBC Bank)	4.15	10/1/08	600,000 c	600,000
New York City Industrial
Development Agency, Civic
Facility and Improvement
Revenue, Refunding (American
Civil Liberties Union
Foundation, Inc. Project)
(LOC; JPMorgan Chase Bank)	4.05	10/1/08	2,000,000 c	2,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Lycee
Francais de New York Project)
(LOC; JPMorgan Chase Bank)	4.05	10/1/08	1,700,000 c	1,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	5.40	10/1/08	400,000 c	400,000
Total Short-Term Municipal Investments
(cost $4,700,000)				4,700,000
Total Investments (cost $121,222,672)			98.6%	120,409,453
Cash and Receivables (Net)			1.4%	1,660,326
Net Assets			100.0%	122,069,779

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate demand note - rate shown is the interest rate in effect at September 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $121,222,672. Net unrealized depreciation on investments was $813,219 of which $1,211,416 related to appreciated investment securities and $2,024,635 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instrument

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	120,409,453

Level 3 - Significant Unobservable Inputs	0

Total	120,409,453

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	11/20/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	11/20/2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	11/20/2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)